Filed Pursuant to Rule 497(c)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

ADVISORS SERIES TRUST

On behalf of Advisors Series Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 15, 2011, to the Prospectus for the SiM Dynamic Allocation Diversified Income Fund, the SiM Dynamic Allocation Balanced Income Fund, and the SiM Dynamic Allocation Equity Income Fund, which was filed pursuant to Rule 497(c) on June 20, 2011.  The purpose of this filing is to submit the 497(c) filing dated June 15, 2011, in XBRL for the SiM Dynamic Allocation Diversified Income Fund, the SiM Dynamic Allocation Balanced Income Fund, and the SiM Dynamic Allocation Equity Income Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE